Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Leaders Outlook Series II/IIR/III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Outlook Series II/IIR/III

Supplement dated June 8, 2023 to the updating summary prospectus dated May 1, 2023

This supplement to the updating summary prospectus outlines changes in fund fees related to certain investment options since the updating summary prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
2. Key Information Table
4. Fee Tables
Appendix A - Funds Available Under the Contract
All other provisions outlined in your updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table: The table in “Ongoing Fees and Expenses (annual charges)” showing the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following table:

Lowest Annual Cost: $2,325	Highest Annual Cost: $5,088
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
•No sales charges or advisory fees	•No sales charges or advisory fees
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

In Appendix A - Funds Available Under the Contract: the following fund fees are updated as follows:

Fund and Adviser/Subadviser	Current Expenses
Allspring VT International Equity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.70%*
Allspring VT International Equity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.95%*
This supplement should be retained for future reference.

HV-7974